DEPOSITS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

(7) Deposits

Interest expense on time certificates of deposit of $100,000 or more in the year 2012 amounted to $1,839,000, as compared with $3,009,000 in 2011, and $3,294,000 in 2010. At December 31, 2012, the balance of time certificates of deposit of $100,000 or more was $97,798,000, as compared with $112,343,000 at December 31, 2011. The amount of time deposits with a remaining term of more than 1 year was $136,749,000 at December 31, 2012 and $173,936,000 at December 31, 2011. The following table shows the scheduled maturities of Certificates of Deposit as of December 31, 2012 (000s omitted):

	Under $100,000	$100,000 and over
2013	$97,036	$52,670
2014	47,291	24,455
2015	19,921	7,478
2016	13,632	6,671
2017	10,777	6,524
Thereafter	0	—
Total	$188,657	$97,798
Time certificates of deposit under $100,000 include $16,182,000 of brokered certificates of deposit as of December 31, 2012, and $23,921,000 as of December 31, 2011. The Bank did not have any brokered certificates of deposit over $100,000 as of December 31, 2012 and December 31, 2011.